Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Postretirement benefit accruals	$ 165	$ 172
Pension obligations	1,344	1,403
Alternative minimum and other tax credits	270	283
Net operating and capital loss carryforwards	662	732
Compensation reserves	257	265
Other	251	244
Gross deferred income tax assets	2,949	3,099
Less: valuation allowance	(403)	(430)	$ (415)
Net deferred income tax asset	2,546	2,669
Intangibles	(231)	(271)
Plants, properties and equipment	(2,828)	(2,727)
Forestlands, related installment sales, and investment in subsidiary	(2,260)	(2,253)
Gross deferred income tax liabilities	(5,319)	(5,251)
Net deferred income tax liability	$ (2,773)	$ (2,582)